Income Taxes - Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in valuation allowances and reserves
Valuation allowance at beginning of period	$ 331	$ 87	$ 31
Change in deferred tax asset positions	211	244	56
Valuation allowance at end of period	$ 542	$ 331	$ 87